November 16, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:
American Century Quantitative Equity Funds, Inc. (the "Registrant")
Post-Effective Amendment No. 63 (File No. 33-19589) under the Securities Act of 1933
(the “1933 Act”), and Amendment No. 65 (File No. 811-5447) under the Investment Company Act of 1940 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(b) under the 1933 Act, the Registrant hereby submits for filing the Amendment to the Registrant’s Registration Statement on Form N-1A in connection with the Registrant's annual update.

The purpose of this filing is to submit interactive data for the Registrant.

I hereby represent that the Amendment does not contain disclosures that would render the Amendment ineligible to become effective pursuant to paragraph (b) of the aforementioned Rule 485.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4414.

Sincerely,

/s/ Ryan Blaine
Ryan Blaine
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com

As Filed with the U.S. Securities and Exchange Commission on November 16, 2012
1933 Act File No. 033-19589
1940 Act File No. 811-05447
UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 63 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 65 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following documents are hereby incorporated by reference:

*Prospectuses for the funds under the Registrant American Century Quantitative Equity Funds, Inc., dated November 1, 2012 filed pursuant to Rule 485(b) on October 26, 2012, (Accession No. 0001437749-12-010592).

*Statement of Additional Information for American Century Quantitative Equity Funds, Inc., dated November 1, 2012 filed pursuant to Rule 485(b) on October 26, 2012, (Accession No. 0001437749-12-010592).

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 16th day of November, 2012.

American Century Quantitative Equity Funds, Inc.
(Registrant)
By: *__________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	November 16, 2012

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	November 16, 2012

* _________________________________ Tanya S. Beder	Director	November 16, 2012

* _________________________________ Jeremy I. Bulow	Director	November 16, 2012

* _________________________________ Ronald J. Gilson	Chairman of the Board and Director	November 16, 2012

* _________________________________ Frederick L.A. Grauer	Director	November 16, 2012

* _________________________________ Peter F. Pervere	Director	November 16, 2012

* _________________________________ Myron S. Scholes	Director	November 16, 2012

* _________________________________ John B. Shoven	Director	November 16, 2012
*By: /s/ Ryan Blaine Ryan Blaine Attorney in Fact (pursuant to Power of Attorney dated April 5, 2012)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	XBRL Instance Document

Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document